Non-controlling Interests (Details) - MXN ($) $ in Thousands	1 Months Ended		5 Months Ended	12 Months Ended
	Jun. 30, 2024	Apr. 30, 2024	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Capital stock				$ 3,933,549	$ 4,722,776
Additional paid-in capital				13,359,470	15,889,819
Legal reserve				1,798,384	2,139,007
Retained earnings from prior years				112,041,102	120,400,302
Accumulated other comprehensive income (loss):
Carrying value of the non-controlling interest				9,241,569	15,392,064
Sky
Accumulated other comprehensive income (loss):
Company's ownership interest	100.00%
Sky
Accumulated other comprehensive income (loss):
Company's ownership interest	100.00%	100.00%	58.70%
Non-controlling Interests
EQUITY
Capital stock				771,485	1,092,623
Additional paid-in capital				2,952,806	2,970,693
Legal reserve				149,970	214,198
Retained earnings from prior years				5,449,774	11,402,282
Net (loss) income for the year				(62,860)	(384,522)
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation					108,629
Remeasurement of post-employment benefit obligations on defined benefit plans				(19,606)	(11,839)
Carrying value of the non-controlling interest				9,241,569	15,392,064
Dividends paid to non controlling interest				0	0
Retained Earnings
EQUITY
Retained earnings from prior years				112,041,102	$ 120,400,302	$ 131,053,859
Accumulated other comprehensive income (loss):
Acquisition of non-controlling interests in Sky	$ 4,301,921			$ 4,301,921